CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Revenues	$ 15,303	$ 15,351	$ 59,434	$ 55,137	$ 55,632
Selling, general, administrative and other	(2,152)	(2,087)	(8,860)	(8,176)	(8,754)
Depreciation and amortization	(732)	(742)	(3,011)	(2,782)	(2,527)
Total costs and expenses	(11,885)	(11,558)	(44,597)	(41,264)	(41,274)
Restructuring and impairment charges	0	(15)	(33)	(98)	(156)
Other income, net			601	78	0
Interest expense, net	(63)	(129)	(574)	(385)	(260)
Equity in the income (loss) of investees, net	76	43	(102)	320	926
Income before income taxes	3,431	3,745	14,729	13,788	14,868
Income taxes	(645)	728	(1,663)	(4,422)	(5,078)
Net income	2,786	4,473	13,066	9,366	9,790
Less: Net income attributable to noncontrolling interests	2	(50)	(468)	(386)	(399)
Net income attributable to The Walt Disney Company (Disney)	$ 2,788	$ 4,423	$ 12,598	$ 8,980	$ 9,391
Earnings per share attributable to Disney:
Diluted	$ 1.86	$ 2.91	$ 8.36	$ 5.69	$ 5.73
Basic	$ 1.87	$ 2.93	$ 8.40	$ 5.73	$ 5.76
Weighted average number of common and common equivalent shares outstanding:
Diluted (shares)	1,498	1,521	1,507	1,578	1,639
Basic (shares)	1,490	1,512	1,499	1,568	1,629
Dividends Declared Per Share (usd per share)	$ 0.88	$ 0.84	$ 1.68	$ 1.56	$ 1.42
Service
Revenues	$ 12,866	$ 12,984	$ 50,869	$ 46,843	$ 47,130
Cost of Goods and Services Sold	7,564	7,324	27,528	25,320	24,653
Product
Revenues	2,437	2,367	8,565	8,294	8,502
Cost of Goods and Services Sold	$ 1,437	$ 1,405	$ 5,198	$ 4,986	$ 5,340